Harbor Long-Term Growers ETF Investment Strategy - Harbor Long-Term Growers ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies that the Subadvisor believes to have above-average prospects for long-term growth. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers. The Subadvisor selects investments for the Fund using a proprietary combination of bottom-up, fundamental research and systematic portfolio construction, in order to build a portfolio of high-conviction stocks reflecting the views of the Subadvisor. The Subadvisor’s fundamental, bottom-up research seeks to identify mid- and large-capitalization companies it believes will have magnitude and duration of growth that is above that of the public equity market, as determined by the Subadvisor. The research includes visits to companies and discussion with company management. These companies typically possess a combination of the following characteristics: ■Market-leading position in core business areas; ■Disruptive business model; ■Expected above average revenue, earnings, and cash flow growth over the next several years; ■Strong cash flow generation and reinvestment; ■Balance sheet strength; ■Experienced management team, able to execute on the business opportunity; and ■Appropriate valuations relative to the company’s long-term growth potential. The Subadvisor then employs a systematic portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to maintain consistency with the Fund’s objective. The Subadvisor uses a portfolio optimization process designed to incorporate the Subadvisor’s fundamental growth insights, considering diversification and liquidity risk. The Subadvisor integrates research regarding environmental, social and governance (“ESG”) factors that it believes may have a material impact on an issuer and the value of its securities into its investment process, and engages with certain companies on these topics when deemed material. The key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer. Such ESG factors may not be determinative in deciding whether to include or exclude any particular investment in the portfolio and are not the sole considerations when making investment decisions and may be given more or less weight than other inputs in the investment selection process in a given investment decision. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.